INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES (Tables)	12 Months Ended
Dec. 31, 2013
Investments In Excess Mortgage Servicing Rights Equity Method Investees Tables
Schedule of investments in excess mortgage servicing rights equity method investees

The following tables summarize the investments in Excess MSR joint ventures, accounted for as equity method investees held by New Residential:

December 31, 2013
Excess MSR assets	$703,681
Other assets	5,534
Debt	—
Other liabilities	(3,683)

Equity	$705,532

New Residential’s investment	$352,766

New Residential’s ownership	50.0%

Year Ended December 31, 2013
Interest income	$50,306
Other income	53,964
Expenses	(3,585)

Net income	$100,685

Schedule of Excess Mortgage Servicing Rights (MSRs) investments made through equity method investees

The following is a summary of New Residential’s Excess MSR investments made through equity method investees:

	December 31, 2013
	Unpaid Principal Balance	Investee Interest in Excess MSR	New Residential Interest in Investees	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Weighted Average Life (Years) (C)
MSR Pool 6	$10,152,488	66.7%	50.0%	$38,488	$47,144	12.5%	5.0
MSR Pool 6 - Recapture Agreement	—	66.7%	50.0%	7,666	9,969	12.5%	11.9
MSR Pool 7	31,518,733	66.7%	50.0%	99,743	102,947	12.5%	5.1
MSR Pool 7 - Recapture Agreement	—	66.7%	50.0%	16,706	26,388	12.5%	12.3
MSR Pool 8	14,040,636	66.7%	50.0%	55,905	54,759	12.5%	5.1
MSR Pool 8 - Recapture Agreement	—	66.7%	50.0%	7,542	14,713	12.5%	11.9
MSR Pool 9	30,814,192	66.7%	50.0%	103,713	127,646	12.5%	4.8
MSR Pool 9 - Recapture Agreement	—	66.7%	50.0%	33,905	34,154	12.5%	11.9
MSR Pool 10 (D)	68,890,509	66.7-77.0%	50.0%	205,975	208,055	12.5%	5.4
MSR Pool 10 - Recapture Agreement	—	66.7-77.0%	50.0%	13,739	7,165	12.5%	13.4
MSR Pool 11	18,202,920	66.7%	50.0%	43,157	51,687	12.5%	5.5
MSR Pool 11 - Recapture Agreement	—	66.7%	50.0%	23,178	19,054	12.5%	11.1

	$173,619,478			$649,717	$703,681	12.5%	6.3

(A)	Represents the amortized cost basis of the equity method investees in which New Residential holds a 50% interest. The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Represents the carrying value of the Excess MSRs held in equity method investees, in which New Residential holds a 50% interest. Carrying value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	The weighted average life represents the weighted average expected timing of the receipt of cash flows of each investment.
(D)	Pool in which New Residential also invested in related servicer advances, including the basic fee component of the related MSR as of December 31, 2013 (Note 6).

Summary of the geographic distribution of the underlying residential mortgage loans of Excess MSRs made through equity method investees

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the Excess MSR investments made through equity method investees as of December 31, 2013:

State Concentration	Percentage of UPB
California	23.5%
Florida	9.2%
New York	5.3%
Texas	4.9%
Georgia	4.0%
New Jersey	3.7%
Illinois	3.5%
Virginia	3.1%
Maryland	3.1%
Washington	2.8%
Other U.S.	36.9%

100.0%